Document and Entity Information	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Annual Report	Sep. 30, 2013 Quarterly Report
Entity Registrant Name	NCM Financial	NCM Financial	NCM Financial
Entity Central Index Key	0001530983	0001530983	0001530983
Document Type	S-1	S-1	S-1
Document Period End Date	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013
Amendment Flag	false	false	false
Current Fiscal Year End Date	--12-31	--12-31	--12-31
Is Entity a Well-known Seasoned Issuer?	No	No	No
Is Entity a Voluntary Filer?	No	No	No
Is Entity's Reporting Status Current?	No	No	No
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company	Smaller Reporting Company
Document Fiscal Period Focus		FY	Q3
Document Fiscal Year Focus		2012	2013